Mineral Property Interests (Details 1) - CAD ($) $ in Thousands	1 Months Ended					12 Months Ended
	Nov. 23, 2022	Dec. 31, 2021	Nov. 23, 2021	Dec. 31, 2020	Nov. 23, 2020	Dec. 31, 2019
New Polaris
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net profit interest reduction or buydown cash payments CAD						$ 0
Net profit interest reduction or buydown cash payments US						0
Net profit interest reduction or buydown annual payments						$ 0
Net profit interest reduction or buydown number of shares						150,000
Exploration expenditures						$ 0
Fondaway Canyon
Disclosure of disaggregation of revenue from contracts with customers [line items]
Advance royalty payment for buyout of 3% net smelter return (1) cash payments CAD						0
Advance royalty payment for buyout of 3% net smelter return (1) cash payments US						0
Advance royalty payment for buyout of 3% net smelter return (1) annual payments						$ 35
Advance royalty payment for buyout of 3% net smelter return (1) number of shares						0
Buyout provision for net smelter return of 2% (2) cash payments CAD						$ 0
Buyout provision for net smelter return of 2% (2) cash Payments US						2,000
Buyout provision for net smelter return of 2% (2) annual payments						$ 0
Buyout provision for net smelter return of 2% (2) number of shares						0
Exploration expenditures						$ 0
Windfall Hills
Disclosure of disaggregation of revenue from contracts with customers [line items]
Buyout provision for net smelter return of 1.5% cash payments CAD						1,000
Buyout provision for net smelter return of 1.5% cash payments US						0
Buyout provision for net smelter return of 1.5% annual payments						$ 0
Buyout provision for net smelter return of 1.5% number of shares						0
Reduction of net smelter return of 2% to 1% cash payments CAD						$ 0
Reduction of net smelter return of 2% to 1% cash payments US						500
Reduction of net smelter return of 2% to 1% annual payments						$ 0
Reduction of net smelter return of 2% to 1% number of shares						0
Exploration expenditures						$ 0
Princeton
Disclosure of disaggregation of revenue from contracts with customers [line items]
Buyout provision for net smelter return of 1% cash payments CAD				$ 1,000
Buyout provision for net smelter return of 1% cash payments US				0
Buyout provision for net smelter return of 1% annual payments				$ 0
Buyout provision for net smelter return of 1% number of shares				0
Reduction of net smelter return of 2% to 1% cash payments CAD				$ 1,000
Reduction of net smelter return of 2% to 1% cash payments US				0
Reduction of net smelter return of 2% to 1% annual payments				$ 0
Reduction of net smelter return of 2% to 1% number of shares				0
Cash payments CAD		$ 25
Exploration expenditures				$ 244
Hard Cash and Nigel
Disclosure of disaggregation of revenue from contracts with customers [line items]
Reduction of net smelter return of 2% to 1% cash payments CAD					$ 1,000
Cash payments CAD	$ 50		$ 40		$ 30
Number of shares	500,000		400,000		300,000